FAIR VALUE MEASUREMENTS - Changes in Fair Value (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value	$ 153	$ 0	$ (4,158)	$ 0
Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	338	$ 0	0
Changes in fair value	153		(4,158)
Ending balance	$ 491		$ 338	$ 0